Derivatives and Hedging Activities - Schedule of Outstanding Swap Agreements (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 26, 2016	Jun. 27, 2015
Interest Rate Swap Agreement One [Member]
Derivative [Line Items]
Effective Date	Jun. 30, 2014	Jun. 30, 2014
Maturity Date	Jun. 30, 2017	Jun. 30, 2017
Notional amount	$ 200,000,000	$ 200,000,000
Fixed Rate Swapped	1.52%	1.52%
Interest Rate Swap Agreement Two [Member]
Derivative [Line Items]
Effective Date	Jun. 30, 2014	Jun. 30, 2014
Maturity Date	Jun. 30, 2017	Jun. 30, 2017
Notional amount	$ 100,000,000	$ 100,000,000
Fixed Rate Swapped	1.52%	1.52%
Interest Rate Swap Agreement Three [Member]
Derivative [Line Items]
Effective Date	Aug. 09, 2013	Aug. 09, 2013
Maturity Date	Aug. 09, 2018	Aug. 09, 2018
Notional amount	$ 200,000,000	$ 200,000,000
Fixed Rate Swapped	1.51%	1.51%
Interest Rate Swap Agreement Four [Member]
Derivative [Line Items]
Effective Date	Jun. 30, 2014	Jun. 30, 2014
Maturity Date	Jun. 30, 2016	Jun. 30, 2016
Notional amount	$ 150,000,000	$ 150,000,000
Fixed Rate Swapped	1.47%	1.47%
Interest Rate Swap Agreement Five [Member]
Derivative [Line Items]
Effective Date	Jun. 30, 2014	Jun. 30, 2014
Maturity Date	Jun. 30, 2016	Jun. 30, 2016
Notional amount	$ 100,000,000	$ 100,000,000
Fixed Rate Swapped	1.47%	1.47%